Quarterly Holdings Report
for

Fidelity® Series High Income Fund

July 31, 2021

FSH-QTLY-0921
1.924275.110

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.8%
	Principal Amount	Value
Convertible Bonds - 0.6%
Energy - 0.6%
Mesquite Energy, Inc.:
15% 7/15/23 (a)(b)	$1,882,643	$6,288,028
15% 7/15/23 (a)(b)	1,091,374	4,027,170
		10,315,198
Nonconvertible Bonds - 89.2%
Aerospace - 5.8%
Allegheny Technologies, Inc. 5.875% 12/1/27	13,895,000	14,491,373
Bombardier, Inc.:
7.125% 6/15/26 (c)	5,575,000	5,784,063
7.5% 12/1/24 (c)	3,230,000	3,355,163
7.5% 3/15/25 (c)	17,887,000	18,225,243
7.875% 4/15/27 (c)	11,198,000	11,604,151
BWX Technologies, Inc. 4.125% 6/30/28 (c)	4,187,000	4,291,675
Howmet Aerospace, Inc. 6.75% 1/15/28	190,000	233,510
Kaiser Aluminum Corp.:
4.5% 6/1/31 (c)	3,005,000	3,125,200
4.625% 3/1/28 (c)	4,665,000	4,870,167
Moog, Inc. 4.25% 12/15/27 (c)	3,715,000	3,831,094
TransDigm, Inc.:
4.625% 1/15/29 (c)	5,485,000	5,471,288
5.5% 11/15/27	16,920,000	17,469,900
6.25% 3/15/26 (c)	4,871,000	5,108,461
7.5% 3/15/27	1,455,000	1,541,282
		99,402,570
Broadcasting - 1.5%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	3,455,000	2,003,900
Gray Television, Inc. 4.75% 10/15/30 (c)	1,515,000	1,501,910
Sinclair Television Group, Inc.:
5.125% 2/15/27 (c)	3,880,000	3,860,600
5.5% 3/1/30 (c)	1,705,000	1,702,869
Sirius XM Radio, Inc.:
4% 7/15/28 (c)	2,755,000	2,842,265
4.125% 7/1/30 (c)	985,000	1,016,205
5% 8/1/27 (c)	4,558,000	4,763,110
Tegna, Inc.:
4.625% 3/15/28	1,895,000	1,951,850
5% 9/15/29	725,000	757,625
Univision Communications, Inc.:
4.5% 5/1/29 (c)	2,170,000	2,175,295
6.625% 6/1/27 (c)	3,080,000	3,311,955
		25,887,584
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	6,029,000	6,292,467
SRS Distribution, Inc. 4.625% 7/1/28 (c)	1,335,000	1,361,700
		7,654,167
Cable/Satellite TV - 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	3,680,000	3,796,914
4.5% 8/15/30 (c)	2,885,000	3,029,250
4.5% 5/1/32	7,935,000	8,301,994
4.5% 6/1/33 (c)	3,195,000	3,325,995
4.75% 3/1/30 (c)	4,755,000	5,040,073
5% 2/1/28 (c)	5,417,000	5,679,725
CSC Holdings LLC:
4.125% 12/1/30 (c)	2,050,000	2,055,125
4.625% 12/1/30 (c)	11,030,000	10,864,550
5.75% 1/15/30 (c)	3,725,000	3,882,158
7.5% 4/1/28 (c)	1,885,000	2,055,866
Dolya Holdco 18 DAC 5% 7/15/28 (c)	3,880,000	3,949,840
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	6,070,000	6,282,511
6.5% 9/15/28 (c)	8,060,000	8,375,791
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	5,400,000	5,686,200
Virgin Media Finance PLC 5% 7/15/30 (c)	3,645,000	3,708,788
Virgin Media Secured Finance PLC 4.5% 8/15/30 (c)	3,280,000	3,303,878
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	3,605,000	3,704,138
Ziggo BV 4.875% 1/15/30 (c)	1,705,000	1,758,708
		84,801,504
Capital Goods - 0.6%
Mueller Water Products, Inc. 4% 6/15/29 (c)	1,905,000	1,969,294
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	8,115,000	8,569,846
		10,539,140
Chemicals - 3.7%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	3,675,000	3,872,531
Bausch Health Companies, Inc. 6.25% 2/15/29 (c)	5,465,000	5,437,347
CF Industries Holdings, Inc.:
4.95% 6/1/43	25,000	30,794
5.15% 3/15/34	4,790,000	5,939,600
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (c)(d)(e)	271,000	268,684
6.5% 5/15/26 (c)	5,775,000	5,839,969
6.875% 6/15/25 (c)	1,110,000	1,126,706
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	4,470,000	4,532,602
7% 12/31/27 (c)	440,000	430,003
Methanex Corp.:
5.125% 10/15/27	4,800,000	5,195,904
5.25% 12/15/29	550,000	608,025
5.65% 12/1/44	3,277,000	3,490,005
NOVA Chemicals Corp.:
4.25% 5/15/29 (c)	1,900,000	1,922,059
5.25% 6/1/27 (c)	3,545,000	3,819,738
Olin Corp.:
5% 2/1/30	2,725,000	2,919,156
5.625% 8/1/29	1,200,000	1,316,628
The Chemours Co. LLC:
5.375% 5/15/27	3,599,000	3,904,915
5.75% 11/15/28 (c)	12,755,000	13,536,244
		64,190,910
Consumer Products - 0.6%
Mattel, Inc.:
3.75% 4/1/29 (c)	2,720,000	2,874,469
5.45% 11/1/41	425,000	500,438
6.2% 10/1/40	3,304,000	4,173,877
Prestige Brands, Inc. 3.75% 4/1/31 (c)	2,155,000	2,130,756
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)	1,035,000	1,035,704
		10,715,244
Containers - 1.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (c)	160,000	165,200
6% 2/15/25 (c)	1,907,000	1,966,117
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	7,499,000	7,594,387
7.875% 7/15/26 (c)	5,243,000	5,461,948
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	5,719,000	5,976,355
8.5% 8/15/27 (c)	4,080,000	4,386,000
		25,550,007
Diversified Financial Services - 1.9%
HCRX Investments Holdco LP 4.5% 8/1/29 (c)	815,000	831,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,160,000	3,199,500
4.75% 9/15/24	2,720,000	2,834,842
5.25% 5/15/27	8,475,000	8,888,156
6.25% 5/15/26	3,535,000	3,714,578
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (c)	1,525,000	1,522,458
4.75% 6/15/29 (c)	2,920,000	2,909,050
Quicken Loans LLC 5.25% 1/15/28 (c)	4,724,000	4,972,010
VMED O2 UK Financing I PLC 4.25% 1/31/31 (c)	4,510,000	4,464,900
		33,336,794
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (c)	8,065,000	8,347,275
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (c)	1,905,000	1,919,278
5.625% 10/1/28 (c)	3,100,000	3,274,375
5.875% 10/1/30 (c)	3,085,000	3,377,771
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	3,540,000	3,785,322
		20,704,021
Energy - 14.3%
Apache Corp.:
4.25% 1/15/30	750,000	781,875
5.1% 9/1/40	1,625,000	1,742,813
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	905,000	938,938
California Resources Corp. 7.125% 2/1/26 (c)	2,505,000	2,561,538
Cheniere Energy, Inc. 4.625% 10/15/28	3,725,000	3,926,821
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	11,475,000	11,704,500
7% 6/15/25 (c)	7,970,000	8,181,843
CNX Resources Corp. 6% 1/15/29 (c)	350,000	371,095
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	4,585,000	4,612,739
6.75% 3/1/29 (c)	5,270,000	5,506,360
7.5% 5/15/25 (c)	739,000	764,865
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	12,109,000	12,379,636
5.75% 4/1/25	5,985,000	6,126,665
6% 2/1/29 (c)	8,858,000	9,212,320
CVR Energy, Inc.:
5.25% 2/15/25 (c)	9,370,000	9,112,325
5.75% 2/15/28 (c)	7,100,000	6,885,935
DCP Midstream Operating LP 8.125% 8/16/30	95,000	126,588
Delek Logistics Partners LP 7.125% 6/1/28 (c)	4,755,000	4,943,393
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	2,778,000	2,905,844
EnLink Midstream LLC 5.625% 1/15/28 (c)	665,000	703,703
EnLink Midstream Partners LP:
5.05% 4/1/45	875,000	809,375
5.45% 6/1/47	1,825,000	1,770,250
5.6% 4/1/44	320,000	312,000
EQM Midstream Partners LP:
4.75% 1/15/31 (c)	900,000	915,750
6.5% 7/1/27 (c)	2,585,000	2,901,663
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	3,460,000	3,641,650
Harvest Midstream I LP 7.5% 9/1/28 (c)	3,085,000	3,298,729
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	3,025,000	3,168,688
5.625% 2/15/26 (c)	2,470,000	2,568,800
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	1,145,000	1,195,094
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	4,665,000	4,729,144
MEG Energy Corp.:
5.875% 2/1/29 (c)	1,860,000	1,920,450
7.125% 2/1/27 (c)	1,810,000	1,899,179
Mesquite Energy, Inc. 7.25% 2/15/23 (b)(c)(f)	10,580,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	12,170,000	12,294,377
6.75% 9/15/25 (c)	12,800,000	13,056,256
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	11,365,000	11,677,538
Occidental Petroleum Corp.:
3.5% 8/15/29	2,930,000	2,922,675
4.3% 8/15/39	1,035,000	1,026,166
5.55% 3/15/26	2,745,000	3,004,650
6.125% 1/1/31	2,315,000	2,734,825
6.2% 3/15/40	1,005,000	1,163,288
6.45% 9/15/36	5,290,000	6,387,014
7.5% 5/1/31	6,540,000	8,305,800
7.875% 9/15/31	635,000	825,500
8.875% 7/15/30	2,170,000	2,927,851
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (c)	11,435,000	10,491,613
Rockies Express Pipeline LLC:
4.8% 5/15/30 (c)	145,000	147,516
4.95% 7/15/29 (c)	1,730,000	1,781,675
6.875% 4/15/40 (c)	655,000	689,715
SM Energy Co.:
5.625% 6/1/25	1,595,000	1,567,024
6.5% 7/15/28	1,720,000	1,712,845
6.75% 9/15/26	475,000	471,366
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,920,000	1,963,200
5.875% 3/15/28	875,000	920,938
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (c)	1,155,000	1,186,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	2,850,000	2,914,125
6% 3/1/27 (c)	6,560,000	6,773,200
6% 12/31/30 (c)	3,525,000	3,701,250
7.5% 10/1/25 (c)	365,000	396,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (c)	3,070,000	3,173,490
4.875% 2/1/31 (c)	3,940,000	4,260,125
Transocean Guardian Ltd. 5.875% 1/15/24 (c)	1,353,401	1,282,313
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (c)	277,750	280,528
Transocean Pontus Ltd. 6.125% 8/1/25 (c)	732,250	723,097
Transocean Poseidon Ltd. 6.875% 2/1/27 (c)	1,010,000	984,750
Transocean Sentry Ltd. 5.375% 5/15/23 (c)	1,484,140	1,398,802
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	2,135,000	2,180,369
4.125% 8/15/31 (c)	2,115,000	2,189,977
Western Gas Partners LP:
4.35% 2/1/25	1,550,000	1,623,625
5.3% 2/1/30	3,735,000	4,192,668
		245,952,745
Environmental - 1.3%
Darling Ingredients, Inc. 5.25% 4/15/27 (c)	1,905,000	1,995,107
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	8,470,000	8,408,169
Madison IAQ LLC:
4.125% 6/30/28 (c)	4,080,000	4,085,998
5.875% 6/30/29 (c)	5,105,000	5,159,624
Stericycle, Inc. 3.875% 1/15/29 (c)	2,775,000	2,813,156
		22,462,054
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	10,010,000	10,110,100
4.875% 2/15/30 (c)	2,455,000	2,657,538
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	675,000	673,313
		13,440,951
Food/Beverage/Tobacco - 3.6%
C&S Group Enterprises LLC 5% 12/15/28 (c)	6,635,000	6,585,238
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	2,672,000	2,925,867
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31 (c)	3,760,000	3,863,400
5.5% 1/15/30 (c)	4,490,000	5,011,963
6.5% 4/15/29 (c)	9,811,000	11,012,848
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	965,000	980,681
5.5% 10/15/27 (c)	3,085,000	3,213,562
6.875% 5/1/25 (c)	4,250,000	4,520,938
Post Holdings, Inc.:
4.5% 9/15/31 (c)	3,955,000	4,002,460
4.625% 4/15/30 (c)	1,290,000	1,314,188
5.5% 12/15/29 (c)	2,815,000	3,012,050
Primo Water Holdings, Inc. 4.375% 4/30/29 (c)	5,030,000	5,030,000
TreeHouse Foods, Inc. 4% 9/1/28	2,445,000	2,448,056
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	5,685,000	5,692,106
U.S. Foods, Inc. 4.75% 2/15/29 (c)	2,180,000	2,223,600
		61,836,957
Gaming - 4.0%
Affinity Gaming LLC 6.875% 12/15/27 (c)	4,130,000	4,379,039
Boyd Gaming Corp. 4.75% 12/1/27	328,000	339,890
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	5,725,000	6,039,875
8.125% 7/1/27 (c)	10,480,000	11,524,646
Caesars Resort Collection LLC 5.25% 10/15/25 (c)	5,030,000	5,071,023
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	7,980,000	8,458,800
Golden Nugget, Inc. 6.75% 10/15/24 (c)	7,388,000	7,406,470
MCE Finance Ltd.:
5.375% 12/4/29 (c)	1,610,000	1,660,313
5.75% 7/21/28 (c)	2,420,000	2,507,725
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28	31,000	32,860
5.75% 2/1/27	1,434,000	1,602,495
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (c)	1,370,000	1,390,550
Station Casinos LLC:
4.5% 2/15/28 (c)	7,515,000	7,552,575
5% 10/1/25 (c)	873,000	882,821
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	3,289,000	3,452,299
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	3,137,000	3,152,293
5.5% 10/1/27 (c)	2,575,000	2,646,971
		68,100,645
Healthcare - 6.5%
Avantor Funding, Inc. 4.625% 7/15/28 (c)	4,885,000	5,141,463
Bausch Health Companies, Inc.:
4.875% 6/1/28 (c)	2,290,000	2,362,913
5% 1/30/28 (c)	2,480,000	2,365,300
5% 2/15/29 (c)	1,010,000	954,400
7% 1/15/28 (c)	4,015,000	4,215,750
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	1,150,000	1,180,188
4.25% 5/1/28 (c)	472,000	492,650
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	3,505,000	3,557,575
5.625% 3/15/27 (c)	3,660,000	3,875,025
6% 1/15/29 (c)	2,020,000	2,148,775
6.125% 4/1/30 (c)	2,885,000	2,922,592
6.875% 4/15/29 (c)	1,980,000	2,083,950
8% 3/15/26 (c)	10,019,000	10,741,570
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (c)	2,070,000	2,123,344
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	8,715,000	9,009,131
Hologic, Inc.:
3.25% 2/15/29 (c)	3,405,000	3,439,118
4.625% 2/1/28 (c)	6,000	6,330
IQVIA, Inc. 5% 5/15/27 (c)	4,387,000	4,573,448
Jazz Securities DAC 4.375% 1/15/29 (c)	5,380,000	5,607,466
Molina Healthcare, Inc. 3.875% 11/15/30 (c)	1,465,000	1,551,069
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	5,435,000	5,573,103
5.125% 4/30/31 (c)	2,160,000	2,224,800
Owens & Minor, Inc. 4.5% 3/31/29 (c)	1,010,000	1,035,250
Radiology Partners, Inc. 9.25% 2/1/28 (c)	3,750,000	4,040,625
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	5,310,000	5,429,475
Teleflex, Inc. 4.25% 6/1/28 (c)	930,000	969,525
Tenet Healthcare Corp.:
4.25% 6/1/29 (c)	4,015,000	4,095,300
4.625% 6/15/28 (c)	4,250,000	4,398,219
4.875% 1/1/26 (c)	2,570,000	2,653,525
6.125% 10/1/28 (c)	7,860,000	8,370,900
6.25% 2/1/27 (c)	2,741,000	2,854,066
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (c)	1,155,000	1,248,734
Vizient, Inc. 6.25% 5/15/27 (c)	385,000	402,806
		111,648,385
Homebuilders/Real Estate - 2.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (c)(g)	985,000	987,728
Howard Hughes Corp.:
4.125% 2/1/29 (c)	1,325,000	1,312,876
4.375% 2/1/31 (c)	1,325,000	1,321,582
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)	4,680,000	4,908,150
Service Properties Trust 4.95% 10/1/29	135,000	130,822
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	7,830,000	7,853,490
6.5% 2/15/29 (c)	23,401,000	23,718,318
		40,232,966
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)	3,710,000	3,700,725
3.75% 5/1/29 (c)	495,000	500,326
4% 5/1/31 (c)	1,790,000	1,832,110
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	12,000	12,420
NCL Finance Ltd. 6.125% 3/15/28 (c)	640,000	646,400
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	630,000	630,000
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (c)	1,785,000	1,845,137
		9,167,118
Insurance - 1.6%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	445,000	442,290
6.75% 10/15/27 (c)	14,690,000	15,332,688
AmWINS Group, Inc. 4.875% 6/30/29 (c)	5,705,000	5,819,100
AssuredPartners, Inc. 5.625% 1/15/29 (c)	1,355,000	1,345,122
USI, Inc. 6.875% 5/1/25 (c)	4,159,000	4,236,981
		27,176,181
Leisure - 2.2%
Carnival Corp.:
4% 8/1/28 (c)	4,020,000	4,009,950
5.75% 3/1/27 (c)	6,900,000	6,981,938
6.65% 1/15/28	300,000	319,500
7.625% 3/1/26 (c)	7,515,000	7,937,719
NCL Corp. Ltd. 5.875% 3/15/26 (c)	890,000	896,675
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)	4,110,000	4,011,771
5.5% 4/1/28 (c)	4,905,000	5,001,629
9.125% 6/15/23 (c)	795,000	864,666
11.5% 6/1/25 (c)	3,395,000	3,895,763
Viking Cruises Ltd. 13% 5/15/25 (c)	1,070,000	1,241,200
Voc Escrow Ltd. 5% 2/15/28 (c)	1,950,000	1,935,375
		37,096,186
Metals/Mining - 1.4%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	2,641,000	2,691,179
6.875% 10/15/27 (c)	3,790,000	4,107,413
7.25% 4/1/23 (c)	6,245,000	6,364,045
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (c)	3,150,000	3,429,452
4.5% 9/15/27 (c)	65,000	70,931
Howmet Aerospace, Inc. 5.95% 2/1/37	160,000	202,915
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	860,000	875,050
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	5,812,000	5,979,095
		23,720,080
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (c)	3,945,000	3,949,931
Intertape Polymer Group, Inc. 4.375% 6/15/29 (c)	3,450,000	3,526,055
SPA Holdings 3 OY 4.875% 2/4/28 (c)	4,520,000	4,544,408
		12,020,394
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (c)	5,195,000	5,201,494
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	5,315,000	5,300,862
Yum! Brands, Inc. 4.625% 1/31/32	3,475,000	3,731,281
		9,032,143
Services - 6.1%
ADT Corp. 4.125% 8/1/29 (c)	4,060,000	4,084,157
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	7,215,000	7,404,394
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (c)	770,000	770,963
6.625% 7/15/26 (c)	620,000	656,425
APX Group, Inc. 6.75% 2/15/27 (c)	3,440,000	3,646,400
Aramark Services, Inc. 5% 2/1/28 (c)	6,560,000	6,815,053
Ascend Learning LLC:
6.875% 8/1/25 (c)	793,000	807,869
6.875% 8/1/25 (c)	5,259,000	5,357,606
ASGN, Inc. 4.625% 5/15/28 (c)	2,280,000	2,379,465
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	1,461,000	1,466,479
4.625% 6/1/28 (c)	3,979,000	3,979,000
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (c)	4,820,000	4,916,400
4% 7/1/29 (c)	690,000	708,623
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	8,652,000	8,798,997
CoreCivic, Inc.:
4.75% 10/15/27	1,980,000	1,811,700
8.25% 4/15/26	5,480,000	5,808,471
Gartner, Inc.:
3.625% 6/15/29 (c)	985,000	1,008,394
3.75% 10/1/30 (c)	1,600,000	1,644,000
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	9,121,000	9,406,031
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)	5,185,000	5,366,475
PowerTeam Services LLC 9.033% 12/4/25 (c)	2,020,000	2,224,707
Service Corp. International:
4% 5/15/31	2,505,000	2,586,037
5.125% 6/1/29	2,272,000	2,453,760
Sotheby's 7.375% 10/15/27 (c)	8,795,000	9,394,379
The GEO Group, Inc. 6% 4/15/26	2,110,000	1,716,949
TriNet Group, Inc. 3.5% 3/1/29 (c)	3,950,000	3,954,938
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	5,967,000	6,242,974
		105,410,646
Super Retail - 1.2%
Bath & Body Works, Inc.:
5.25% 2/1/28	400,000	449,938
6.625% 10/1/30 (c)	610,000	703,025
6.694% 1/15/27	1,430,000	1,696,338
6.75% 7/1/36	610,000	777,750
EG Global Finance PLC:
6.75% 2/7/25 (c)	3,560,000	3,644,550
8.5% 10/30/25 (c)	6,085,000	6,374,038
Levi Strauss & Co. 3.5% 3/1/31 (c)	2,235,000	2,293,959
Wolverine World Wide, Inc. 6.375% 5/15/25 (c)	4,100,000	4,376,750
		20,316,348
Technology - 4.5%
Acuris Finance U.S. 5% 5/1/28 (c)	6,070,000	6,009,300
Arches Buyer, Inc.:
4.25% 6/1/28 (c)	3,220,000	3,267,527
6.125% 12/1/28 (c)	5,800,000	5,987,514
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	4,235,000	4,243,703
CDK Global, Inc. 5.25% 5/15/29 (c)	515,000	560,063
Clarivate Science Holdings Corp.:
3.875% 6/30/28 (c)	1,230,000	1,240,154
4.875% 6/30/29 (c)	1,160,000	1,168,282
Crowdstrike Holdings, Inc. 3% 2/15/29	1,845,000	1,870,369
Elastic NV 4.125% 7/15/29 (c)	1,500,000	1,505,685
Gartner, Inc. 4.5% 7/1/28 (c)	2,505,000	2,649,038
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	5,595,000	5,790,825
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	4,845,000	5,450,625
ON Semiconductor Corp. 3.875% 9/1/28 (c)	1,875,000	1,953,188
Open Text Corp. 3.875% 2/15/28 (c)	2,815,000	2,906,488
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	21,145,000	21,526,244
Sensata Technologies BV 4% 4/15/29 (c)	1,740,000	1,785,675
TTM Technologies, Inc. 4% 3/1/29 (c)	7,385,000	7,431,156
Twilio, Inc. 3.875% 3/15/31	1,270,000	1,328,293
		76,674,129
Telecommunications - 11.4%
Altice Financing SA:
5% 1/15/28 (c)	6,530,000	6,415,725
7.5% 5/15/26 (c)	11,375,000	11,834,891
Altice France Holding SA 6% 2/15/28 (c)	7,170,000	7,071,413
Altice France SA:
5.125% 1/15/29 (c)	7,485,000	7,541,138
5.125% 7/15/29 (c)	6,050,000	6,094,831
5.5% 1/15/28 (c)	8,350,000	8,558,750
8.125% 2/1/27 (c)	7,717,000	8,355,659
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	22,054,000	23,344,159
7.5% 10/15/26 (c)	13,208,000	13,800,247
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	765,000	759,263
5.625% 9/15/28 (c)	605,000	615,588
Consolidated Communications, Inc. 5% 10/1/28 (c)	930,000	934,938
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	7,905,000	8,176,853
5.875% 10/15/27 (c)	3,130,000	3,344,875
5.875% 11/1/29	3,165,000	3,236,213
6.75% 5/1/29 (c)	3,940,000	4,196,100
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	565,000	548,830
4.25% 7/1/28 (c)	3,945,000	4,016,503
Lumen Technologies, Inc.:
4.5% 1/15/29 (c)	8,430,000	8,276,574
5.125% 12/15/26 (c)	6,980,000	7,254,454
6.875% 1/15/28	260,000	294,247
Millicom International Cellular SA:
4.5% 4/27/31 (c)	240,000	249,600
6.625% 10/15/26 (c)	2,269,800	2,394,639
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (c)	560,000	550,200
Sable International Finance Ltd. 5.75% 9/7/27 (c)	830,000	870,919
Sprint Capital Corp.:
6.875% 11/15/28	12,535,000	16,171,529
8.75% 3/15/32	7,680,000	11,837,758
Telecom Italia Capital SA:
6% 9/30/34	3,032,000	3,484,981
7.2% 7/18/36	1,449,000	1,862,458
7.721% 6/4/38	400,000	536,800
Uniti Group, Inc.:
7.125% 12/15/24 (c)	3,925,000	4,032,938
7.875% 2/15/25 (c)	7,425,000	7,907,625
Windstream Escrow LLC 7.75% 8/15/28 (c)	5,930,000	6,048,600
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	2,600,000	2,587,000
6.125% 3/1/28 (c)	3,040,000	3,093,686
		196,299,984
Transportation Ex Air/Rail - 0.4%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (c)	1,020,000	1,050,600
Seaspan Corp. 5.5% 8/1/29 (c)	5,595,000	5,579,390
		6,629,990
Utilities - 3.3%
Clearway Energy Operating LLC 3.75% 2/15/31 (c)	4,085,000	4,085,000
DCP Midstream Operating LP 5.125% 5/15/29	3,484,000	3,881,524
Global Partners LP/GLP Finance Corp. 7% 8/1/27	4,632,000	4,841,274
InterGen NV 7% 6/30/23 (c)	10,532,000	10,426,680
NRG Energy, Inc.:
3.375% 2/15/29 (c)	2,610,000	2,596,950
3.625% 2/15/31 (c)	1,390,000	1,400,425
5.25% 6/15/29 (c)	3,365,000	3,608,963
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	2,123,700	2,272,274
PG&E Corp.:
5% 7/1/28	2,005,000	1,952,369
5.25% 7/1/30	7,980,000	7,790,475
Pike Corp. 5.5% 9/1/28 (c)	7,257,000	7,404,753
Vistra Operations Co. LLC:
5% 7/31/27 (c)	3,349,000	3,457,843
5.625% 2/15/27 (c)	2,465,000	2,557,438
		56,275,968

TOTAL NONCONVERTIBLE BONDS		1,531,477,305

TOTAL CORPORATE BONDS
(Cost $1,494,856,000)		1,541,792,503
	Shares	Value

Common Stocks - 2.8%
Energy - 0.7%
California Resources Corp. (h)	16,516	464,265
California Resources Corp. warrants 10/27/24 (h)	2,871	15,590
Jonah Energy Parent LLC (b)	148,945	6,844,023
Mesquite Energy, Inc. (b)(h)	149,356	5,312,603

TOTAL ENERGY		12,636,481

Food & Drug Retail - 2.1%
Southeastern Grocers, Inc. (a)(b)(h)	1,888,443	35,389,388
Metals/Mining - 0.0%
Elah Holdings, Inc. (h)	333	32,967
TOTAL COMMON STOCKS
(Cost $21,017,328)		48,058,836
	Principal Amount	Value

Bank Loan Obligations - 4.5%
Cable/Satellite TV - 0.0%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (d)(e)(i)	427,596	426,172
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (d)(e)(i)	4,115,000	3,919,538
Energy - 0.2%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (d)(e)(i)	2,407,369	2,388,928
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (b)(d)(e)(f)(i)	2,735,146	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (b)(d)(e)(f)(i)	1,217,000	0

TOTAL ENERGY		2,388,928

Food/Beverage/Tobacco - 0.1%
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (d)(e)(i)	1,615,825	1,603,448
Gaming - 0.9%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (d)(e)(i)	6,874,352	6,834,275
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (d)(e)(i)	9,378,496	9,282,179

TOTAL GAMING		16,116,454

Healthcare - 0.6%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (d)(e)(i)	6,967,494	6,960,944
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (d)(e)(i)	310,000	309,808
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (d)(e)(i)	815,000	815,766
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (d)(e)(i)	2,459,249	2,459,692

TOTAL HEALTHCARE		10,546,210

Insurance - 0.7%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (d)(e)(i)	3,732,150	3,726,551
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8752% 4/25/25 (d)(e)(i)	8,109,461	7,984,900

TOTAL INSURANCE		11,711,451

Leisure - 0.3%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/8/28 (d)(e)(i)(j)	5,135,000	5,109,325
Services - 0.1%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (d)(e)(i)	1,405,000	1,402,850
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (d)(e)(i)	445,839	437,667

TOTAL SERVICES		1,840,517

Super Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (d)(e)(i)	3,021,736	2,991,519
Technology - 0.6%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (d)(e)(i)	1,005,469	1,007,198
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8458% 4/30/27 (d)(e)(i)	2,483,775	2,475,703
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (d)(e)(i)	4,103,910	4,095,374
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (d)(e)(i)	2,104,127	2,101,707

TOTAL TECHNOLOGY		9,679,982

Telecommunications - 0.6%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (d)(e)(i)	8,045,910	6,316,039
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (d)(e)(i)	475,000	483,398
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (d)(e)(i)	3,638,451	3,662,319

TOTAL TELECOMMUNICATIONS		10,461,756

TOTAL BANK LOAN OBLIGATIONS
(Cost $79,068,100)		76,795,300
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.06% (k)
(Cost $46,367,105)	46,357,834	46,367,105
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,641,308,533)		1,713,013,744
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,913,393
NET ASSETS - 100%		$1,716,927,137

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,704,586 or 2.7% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,293,816,409 or 75.4% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 7/15/21	$2,974,017
Southeastern Grocers, Inc.	6/1/18	$13,283,234

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,187
Total	$5,187

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$23,827,446	$171,769,044	$149,229,385	$--	$--	$46,367,105	0.1%
Total	$23,827,446	$171,769,044	$149,229,385	$--	$--	$46,367,105

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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